Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.12	$ 0.12	[1]
Ordinary shares, shares authorized	300,000,000	7,500,000
Ordinary shares, shares issued	9,830,373	1,618,977	[1]
Ordinary shares, shares outstanding	9,830,373	1,618,977	[1]

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.